Expense Example, No Redemption {- Franklin Minnesota Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-21 - Franklin Minnesota Tax-Free Income Fund - Class C	Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 125
3 Years	390
5 Years	676
10 Years	$ 1,489